Financial income and expenses - Summary of finance income and costs (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Finance Income Expense [Abstract]
Interest income from short-term deposits	€ 133	€ 850	€ 790
Foreign currency gains	5,542
Gain on other financial instruments		2,099
Financial income	5,675	2,949	790
Interest expenses	(566)	(289)	(170)
Foreign currency losses	(276)	(9,774)	(94)
Losses on other financial instruments	(884)
Financial expenses	€ (1,726)	€ (10,063)	€ (264)